Stock Incentive Plans - Narrative (Details)		3 Months Ended	12 Months Ended
	Apr. 01, 2017 USD ($) $ / shares	Jan. 01, 2016 USD ($) Award	Mar. 31, 2018 USD ($) plan anniversary $ / shares shares	Mar. 31, 2017 USD ($) $ / shares		Apr. 01, 2016 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation expense			$ 93,000,000	$ 75,000,000		$ 46,000,000
Plan term			10 years
Common stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01	$ 0.01	[1]
Number of equity awards converted from historic award | Award		2
Incremental stock compensation expense as a result of modification of equity awards		$ 0
Total grant date fair value of stock options vested during the period			$ 22,000,000	$ 8,000,000		13,000,000
Cash received from stock awards exercised during the period			98,000,000	$ 54,000,000		$ 82,000,000
Total unrecognized compensation expense related to unvested awards, net of expected forfeitures			$ 1,000,000
Weighted average period over which cost is expected to be recognized (in years)			2 years 2 months 5 days
Number of common shares available for grant at period end (in shares) | shares			22,674,583
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			3 years
Term of options			10 years
Weighted average grant date fair value (in USD per share) | $ / shares				$ 13.00		$ 9.00
Stock Options | 33.33% vested in year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			33.33%
Stock Options | 33.33% vested in year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			33.33%
Stock Options | 33.33% vested in year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			33.33%
Performance-based Restricted Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			3 years
Performance period			3 years
Performance-based Restricted Stock Units (PSUs) | Contingent Accelerated Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage			25.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense related to unvested awards, net of expected forfeitures			$ 136,000,000
Weighted average period over which cost is expected to be recognized (in years)			2 years
Number of shares received per RSU (in shares) | shares			1
Restricted Stock Units (RSUs) | Service-based RSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of anniversaries following the executive's termination that the shares are redeemable | anniversary			10
DXC Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for grant at period end (in shares) | shares			248,526
DXC Share Purchase Plan | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased under plan (in shares) | shares			1,474
Nonemployee director incentives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive plans within the employee or nonemployee plan | plan			1
Number of common shares available for grant at period end (in shares) | shares			123,634
Nonemployee director incentives | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			1 year
Issue price of award (in dollars per share) | $ / shares			$ 0
Nonemployee director incentives | Restricted Stock Units (RSUs) | Five Year Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual installments			5 years
Nonemployee director incentives | Restricted Stock Units (RSUs) | Ten Year Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual installments			10 years
Nonemployee director incentives | Restricted Stock Units (RSUs) | Fifteen Year Anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual installments			15 years
Hewlett Packard Enterprise Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards became vested, triggered by Merger	$ 3,600,000
Incremental stock compensation expense	$ 26,000,000
Hewlett Packard Enterprise Services | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of options converted into RSUs upon Merger	67.00%
Hewlett Packard Enterprise Services | Stock Options | 33.33% vested in year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.00%

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.